Leases (Tables)	12 Months Ended
Jul. 03, 2022
Leases Table [Abstract]
Schedule of operating and capital leases
	Fiscal Year Ended
	July 3, 2022	June 27, 2021
Operating Leases
Rent expense	$55,189	$58,114

Capital Leases
Interest expense	$39,514	$35,599
Amortization expense	12,940	12,870
Total capital lease cost	$52,454	$48,469

Schedule of future minimum rental payments
	Operating Leases	Capital Leases
2023	$49,783	$41,261
2024	46,800	42,524
2025	50,345	42,551
2026	47,767	37,426
2027	48,269	39,989
Thereafter	525,028	995,185
Total rent payments	$767,992	$1,198,936
Less: Imputed interest payments for capital leases		798,306
Present value of capital lease obligation		$400,630